Income and Expenses Items - Summary of Other Operating Income (Detail) $ in Thousands, ฿ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 THB (฿)
Analysis Of Income And Expense [Abstract]
Gain on disposal of property, plant, and equipment	$ 93	$ 99	$ 100
Gain on disposal of investment property			4,466	฿ 157
Reversal of allowance for related parties			1
Gain on disposal of assets classified as held for sale		4,525
Reversal of allowance for foreseeable loss	507
Gain on sales of scrap copper			569
Other operating income - others	205	460	305
Total other operating income	$ 805	$ 5,084	$ 5,441